Transactions With Affiliates (Comprehensive Income (Loss) Transactions With Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Insurance premiums	$ 5,841	$ 5,359	$ 5,122
Net investment income	5,274	5,839	5,264
Realized gain (loss)	418	859	(526)
Amortization of deferred gain on business sold through reinsurance	37	32	33
Interest credited	2,860	2,912	2,899
Market risk benefit (gain) loss	(296)	1,554
Policyholder liability remeasurement (gain) loss	2,445	(119)
Benefits	8,203	8,027	8,050
Interest and debt expense	137	114	125
Premiums Received On Assumed (Paid On Ceded) Reinsurance Contract [Member]
Related Party Transaction [Line Items]
Insurance premiums	(421)	(468)	(439)
Fees For Management Of General Account [Member]
Related Party Transaction [Line Items]
Net investment income	(140)	(138)	(140)
Net Investment Income On Ceded Funds Withheld Treaties [Member]
Related Party Transaction [Line Items]
Net investment income	(161)	(113)	(119)
Ceded Reinsurance Contracts [Member]
Related Party Transaction [Line Items]
Benefits	(247)	(430)	(585)
Commissions And Other Expenses	(26)	(7)	(1)
Ceded Reinsurance Contracts [Member] | Reinsurance Related Embedded Derivatives [Member]
Related Party Transaction [Line Items]
Realized gain (loss)	(1,068)	1,626	193
Ceded Reinsurance Contracts [Member] | GLB Reserves Embedded Derivative [Member]
Related Party Transaction [Line Items]
Realized gain (loss)			(30)
Ceded Reinsurance Contracts [Member] | Other Gains (Losses) [Member]
Related Party Transaction [Line Items]
Realized gain (loss)	631	94	(175)
Service Agreement [Member]
Related Party Transaction [Line Items]
Commissions And Other Expenses	(53)	(29)	(17)
Assumed Reinsurance Contracts [Member]
Related Party Transaction [Line Items]
Interest credited	47	48	45
Inter-Company Debt [Member]
Related Party Transaction [Line Items]
Net investment income	40	29	40
Interest and debt expense	120	107	116
Market Risk Benefit [Member] | Other Gains (Losses) [Member]
Related Party Transaction [Line Items]
Market risk benefit (gain) loss	3,543	2,199
Policyholder Liability [Member] | Other Gains (Losses) [Member]
Related Party Transaction [Line Items]
Policyholder liability remeasurement (gain) loss	(321)	64
Amortization Of Deferred Gain On Business Sold Through Reinsurance, Pre-Tax [Member]
Related Party Transaction [Line Items]
Amortization of deferred gain on business sold through reinsurance	$ 3	$ 3	$ 3